Schedule of Segment Information By Country (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 40,560	$ 54,413
Cost of revenues	(11,538)	(1,888)
Other Income	49,564	105,983
Administrative expenses	(578,362)	(508,714)
Other expenses	(159,334)	(156,903)
Net loss before taxation	(659,110)	(507,109)
Total assets	1,648,332	1,953,778	$ 1,616,631
Total liabilities	4,644,897	4,295,625	4,672,321
Total assets	(1,648,332)	(1,953,778)	$ (1,616,631)
BVI [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Cost of revenues
Other Income	(889)
Administrative expenses	(172,832)	(97,135)
Other expenses	(13)	(2,555)
Net loss before taxation	(173,734)	(99,690)
Total assets	49,680	310
Total liabilities	1,330,373	1,486,635
Total assets	(49,680)	(310)
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,560	54,413
Cost of revenues	(11,538)	(1,888)
Other Income	50,453	105,983
Administrative expenses	(405,530)	(411,579)
Other expenses	(159,321)	(154,348)
Net loss before taxation	(485,376)	(407,419)
Total assets	1,598,652	1,954,088
Total liabilities	3,314,524	2,808,990
Total assets	$ (1,598,652)	$ (1,954,088)